VAM INSTITUTIONAL FUNDS, INC.
          (VAM FINANCIAL INSTITUTIONS INTERMEDIATE DURATION PORTFOLIO)
                   (VAM FINANCIAL INSTITUTIONS CORE PORTFOLIO)

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     SUPPLEMENT DATED SEPTEMBER 29, 1997 TO PROSPECTUS DATED APRIL 30, 1997


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         The Prospectus dated July 11, 1997 is hereby amended to notify investors that on September 25, 1997 the Board of Directors of VAM Institutional Funds, Inc. (the "Fund") approved a new Distribution Agreement with Dougherty Summit Securities LLC ("DSS") effective September 30, 1997. DSS is a broker-dealer created by an Agreement and Plan of Merger between Dougherty Dawkins LLC, the present Underwriter for the Fund, and Summit Investment Corporation, a Minneapolis-based broker-dealer. Fees paid under the new agreement remain the same as in the previous agreement.

                          VAM INSTITUTIONAL FUNDS, INC.
                     (VAM SHORT DURATION TOTAL RETURN FUND)
                  (VAM INTERMEDIATE DURATION TOTAL RETURN FUND)
                          (VAM CORE TOTAL RETURN FUND)
                            (VAM MID CAP STOCK FUND)
                             (VAM GROWTH STOCK FUND)

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      SUPPLEMENT DATED SEPTEMBER 29, 1997 TO PROSPECTUS DATED JULY 11, 1997
                        AS SUPPLEMENTED SEPTEMBER 2, 1997

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         The Prospectus dated July 11, 1997 is hereby amended to notify investors that on September 25, 1997 the Board of Directors of VAM Institutional Funds, Inc. (the "Fund") approved a new Distribution Agreement with Dougherty Summit Securities LLC ("DSS") effective September 30, 1997. DSS is a broker-dealer created by an Agreement and Plan of Merger between Dougherty Dawkins LLC, the present Underwriter for the Fund, and Summit Investment Corporation, a Minneapolis-based broker-dealer. Fees paid under the new agreement remain the same as in the previous agreement.

                          VAM INSTITUTIONAL FUNDS, INC.
                  SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND

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     SUPPLEMENT DATED SEPTEMBER 29, 1997 TO PROSPECTUS DATED AUGUST 4, 1997


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         The Prospectus dated August 4, 1997 is hereby amended to notify investors that on September 25, 1997 the Board of Directors of VAM Institutional Funds, Inc. (the "Fund") approved a new Distribution Agreement with Dougherty Summit Securities LLC ("DSS") effective September 30, 1997. DSS is a broker-dealer created by an Agreement and Plan of Merger between Dougherty Dawkins LLC, the present Underwriter for the Fund, and Summit Investment Corporation, a Minneapolis-based broker-dealer. Fees paid under the new agreement remain the same as in the previous agreement.